Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Apr. 28, 2012 Month Year Segment Store	Apr. 30, 2011		May 01, 2010
Summary Of Significant Accounting Policies [Line Items]
Number of stores	1,338
Short-term, highly liquid instruments purchased with an original maturity Period	3
Property and equipment, net of accumulated depreciation	$ 622,655,000	$ 704,651,000
Amortizable intangible assets, net of amortization	249,318,000	251,667,000
Impairment losses on other long lived assets	11,747,000	2,857,000		12,102,000
Goodwill	519,685,000	524,113,000		528,541,000
Unamortizable intangible assets	314,736,000	314,911,000
Number of operating segments	3
Re-allocation of godwill	20,279,000			29,135,000
Deferred financing fees	21,522,000	26,525,000
Amortization of deferred financing fees	5,381,000	16,087,000		5,925,000
Estimated life of NOOK, years	2
Advertising costs	116,388,000	73,417,000		37,600,000
Costs associated with store closings	551,000	3,899,000		4,503,000
Gift card breakage	29,284,000	25,904,000		21,328,000
Gift card liabilities	321,362,000	311,092,000
Annual Fee
Summary Of Significant Accounting Policies [Line Items]
Non-refundable, after first 30 days, annual fee	25
NOOK
Summary Of Significant Accounting Policies [Line Items]
Deferred Revenue	19,785,000	18,184,000
Other Long Lived Assets
Summary Of Significant Accounting Policies [Line Items]
Assets accounted as a percentage of Company's total assets	23.20%
Goodwill and Unamortizable Intangible Assets
Summary Of Significant Accounting Policies [Line Items]
Assets accounted as a percentage of Company's total assets	22.20%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Investments in affiliates, percentage of ownership interests	20.00%
Minimum | NOOK
Summary Of Significant Accounting Policies [Line Items]
Average Percent, NOOK's Sales price	2.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Investments in affiliates, percentage of ownership interests	50.00%
Maximum | NOOK
Summary Of Significant Accounting Policies [Line Items]
Average Percent, NOOK's Sales price	5.00%
B&N College
Summary Of Significant Accounting Policies [Line Items]
Number of stores	647
Goodwill	274,070,000	274,070,000		274,070,000
B&N Retail
Summary Of Significant Accounting Policies [Line Items]
Number of stores	691
Goodwill	225,336,000	225,336,000		254,471,000
Re-allocation of godwill		$ 29,135,000	[1]

[1]	Due to the increased focus on the internet and digital businesses, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, the Company determined that it has three operating segments: B&N Retail, B&N College and B&N.com. As a result of this evaluation, $29,135 of goodwill was re-allocated between B&N Retail and B&N.com segments.